OTHER BORROWINGS - FHLB Advances (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Total FHLB advances, rate	3.69%	4.48%
Total FHLB advances	$ 77,000	$ 45,000
Federal Home Loan Bank, Advances, Fixed Rate
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances, year five, amount	$ 2,000
Advances, year five, rate	0.00%
Advances, year six, amount		0
Total fixed rate advances, amount	$ 2,000	0
Total FHLB advances, rate	0.00%
Federal Home Loan Bank, Advances, Variable Rate
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances year one, amount	$ 75,000	$ 45,000
Advances year one, rate	3.79%	4.48%
Advances year two, amount		$ 0
Advances year two, rate		0.00%
Total variable rate advances, amount	$ 75,000	$ 45,000
Total FHLB advances, rate	3.79%